Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	45,000,000	45,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	740,000,000	740,000,000
Common stock, shares issued	243,312,885	160,084,250
Common stock, shares outstanding	183,244,300	100,015,665
Treasury stock shares	60,068,585	60,068,585
Series A Preferred Stock [Member]
Preferred stock, shares issued	29,057,097	29,057,097
Preferred stock, shares outstanding	29,057,097	29,057,097
Series 1 Preferred Stock [Member]
Preferred stock, shares authorized		0
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Preferred stock dividend shares	5,000,000